Trade and other payables	12 Months Ended
Dec. 31, 2019
Trade and other payables
Trade and other payables

23. Trade and other payables

	At December 31,
	2019	2018
	$'m	$'m
Trade payables	1,166	1,517
Other payables and accruals	279	339
Other tax and social security payable	109	111
Payables and accruals for exceptional items	65	16
Related party payables	9	—
	1,628	1,983

The fair values of trade and other payables approximate the amounts shown above.

Other payables and accruals mainly comprise accruals for operating expenses, deferred income and value added tax payable.